Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,707	$ 1,704
Total managed servicing portfolio	$ 2,175	$ 2,185
Ratio of MSRs to related loans serviced for others	0.94%	0.88%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,164	$ 1,209
Owned loans serviced	334	342
Subserviced for others	4	3
Total managed servicing portfolio	1,502	1,554
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	543	495
Owned loans serviced	121	127
Subserviced for others	9	9
Total managed servicing portfolio	$ 673	$ 631